MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2014
MARKETABLE SECURITIES

NOTE 3:- MARKETABLE SECURITIES

Marketable securities with contractual maturities of up to one year are as follows:

	December 31,
	2014				2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$882,051	$3,433	$(141)	$885,343	$593,218	$2,987	$(16)	$596,189
Government-sponsored enterprises debentures	154,619	183	(5)	154,797	93,900	400	—	94,300
Government and corporate debentures - floating interest rate	3,001	8	—	3,009	67,794	99	—	67,893

	$1,039,671	$3,624	$(146)	$1,043,149	$754,912	$3,486	$(16)	$758,382

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2014				2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$1,916,756	$2,905	$(4,519)	$1,915,142	$1,969,514	$6,554	$(7,158)	$1,968,910
Government-sponsored enterprises	390,468	256	(990)	389,734	441,719	707	(1,311)	441,115
Government and corporate debentures - floating interest rate	65,512	102	(19)	65,595	52,969	163	(47)	53,085

	$2,372,736	$3,263	$(5,528)	$2,370,471	$2,464,202	$7,424	$(8,516)	$2,463,110

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2014
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$1,199,879	$(2,994)	$257,258	$(1,666)	$1,457,137	$(4,660)
Government-sponsored enterprises	177,953	(487)	89,350	(508)	267,303	(995)
Government and corporate debentures - floating interest rate	17,102	(14)	5,003	(5)	22,105	(19)

	$1,394,934	$(3,495)	$351,611	$(2,179)	$1,746,545	$(5,674)

	December 31, 2013
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$944,769	$(5,762)	$97,770	$(1,410)	$1,042,539	$(7,172)
Government-sponsored enterprises	214,719	(1,104)	19,811	(208)	234,530	(1,312)
Government and corporate debentures - floating interest rate	19,511	(48)	1,000	—	20,511	(48)

	$1,178,999	$(6,914)	$118,581	$(1,618)	$1,297,580	$(8,532)